SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 141,977	$ 114,694	$ 115,697
Interest expenses capitalized	49,619	23,727	10,898
Impairment losses recognized on property and equipment	$ 0	1,500	3,769
Land use rights, estimated useful life	40 years
Maximum deposits recognizing period	1 year
Advertising and promotional costs	$ 3,692	4,977	4,607
Percentage of tax benefit greater than likelihood	50.00%
Other Assets, Current	$ 2,920	4,052
Prepaid Expense, Current	$ 35,801	38,581
Internal-use Software [Member]
Schedule Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales	$ 1,793	2,259	$ 2,403
Decrease in advance customer deposits and ticket sales	$ (466)	$ (144)
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	10 years